Subsequent Events - (Details) - USD ($)	Aug. 02, 2019	Jan. 30, 2019	Feb. 09, 2016
Subsequent Events
Period for which base rent is abated	7 months	7 months
Annual base rent per month after abatement	$ 18,178	$ 19,646
Percentage of annual increase in lease rent	3.00%	3.00%	3.00%